Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 18,330	$ 546,632
Prepaid expenses	45,726	168,491
Total current assets	64,056	715,123
Cash and Marketable securities held in Trust Account	54,075,630	100,525,498
Total Assets	54,139,686	101,240,621
Current liabilities:
Accrued expenses	97,513	91,776
Franchise tax payable	36,381	56,918
Income taxes payable	35,748	396,253
Excise tax payable	502,251
Loan from related parties	2,162,500
Total Current Liabilities	2,834,393	544,947
Deferred underwriters’ discount	3,421,250	3,421,250
Total Liabilities	6,255,643	3,966,197
Commitments and Contingencies
Class A common stock subject to possible redemption, 4,983,493 shares and 9,775,000 shares at conversion value of $10.84 and $10.24 per share as of December 31, 2023 and December 31, 2022, respectively	54,003,501	100,072,326
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(6,119,758)	(2,798,202)
Total Stockholders’ Deficit	(6,119,458)	(2,797,902)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	54,139,686	101,240,621
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption, 4,983,493 shares and 9,775,000 shares at conversion value of $10.84 and $10.24 per share as of December 31, 2023 and December 31, 2022, respectively	54,003,501	100,072,326
Stockholders’ Deficit:
Common stock, value	56	56
Class B Common Stock
Stockholders’ Deficit:
Common stock, value	$ 244	$ 244